Equity - Profit reserves (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Beginning balance, value	$ 35,306	$ 34,821	$ 38,993
Allocation of income
Deliberated dividends and interest on capital of Vale's shareholders	(7,886)	(12,664)
Treasury shares cancellation	19	7
Translation adjustment	(3,508)	(5,248)	(5,492)
Ending balance, value	37,358	35,306	34,821
Legal Reserve 1 [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, value	2,523	1,542
Allocation of income	276	1,123
Translation adjustment	165	(142)
Ending balance, value	2,964	2,523	1,542
Tax Incentive Reserve [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, value	3,083	659
Allocation of income	1,157	2,581
Translation adjustment	173	(157)
Transfers of reserves	3
Ending balance, value	4,416	3,083	659
Statutory reserve [member]
IfrsStatementLineItems [Line Items]
Beginning balance, value	6,898	1,854
Allocation of income	8,821	7,395
Deliberated dividends and interest on capital of Vale's shareholders		(1,476)
Treasury shares cancellation	(6,616)	(2,401)
Translation adjustment	249	1,526
Transfers of reserves	(3)
Ending balance, value	9,349	6,898	1,854
Additional Remuneration Reserve [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, value	3,198	2,987
Allocation of income	437	3,500
Deliberated dividends and interest on capital of Vale's shareholders	(3,500)	(2,820)
Translation adjustment	302	(469)
Ending balance, value	437	3,198	2,987
Profit Reserves [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, value	15,702	7,042	7,090
Allocation of income	14,402	14,599	3,729
Deliberated dividends and interest on capital of Vale's shareholders	(3,500)	(4,296)
Treasury shares cancellation	(6,616)	(2,401)
Translation adjustment	756	758	(1,448)
Ending balance, value	20,744	15,702	$ 7,042
Retained Earnings Reserve [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, value
Allocation of income	3,711
Translation adjustment	(133)
Ending balance, value	$ 3,578